Deferred taxation - Recognised and unrecognised amounts in deferred tax assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	$ 3,624	$ 2,796	[1]
Unrecognised deferred tax assets	6,416	5,293
France
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	0	0
Unrecognised deferred tax assets	1,320	1,204
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	383	482
Unrecognised deferred tax assets	501	580
US
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	204	137
Unrecognised deferred tax assets	977	960
Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	991	700
Unrecognised deferred tax assets	842	585
Mongolia
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	1,530	1,218
Unrecognised deferred tax assets	235	257
Other countries
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	516	259
Unrecognised deferred tax assets	2,541	1,707
UK
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Accumulated foreign tax credits	1,300	1,300
Tax losses | Mongolia
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	$ 310	73
Deferred tax loss recovery period	8 years
Realised or unrealised capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	$ 543	473
Unrecognised deferred tax assets	$ 2,455	$ 1,490
Deferred tax loss recovery period	1 year

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.